CMBS Trusts - Schedule of Geographies and Property Types of Collateral Underlying the CMBS Trusts as Percentage of Collateral Unpaid Principal Balance (Detail) - CMBS Trusts	Mar. 31, 2020
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	100.00%
Multifamily
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	99.20%
Manufactured Housing
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	0.80%
Arizona
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	18.25%
Florida
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	17.06%
Texas
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	12.96%
Georgia
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	9.25%
Washington
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	8.96%
Nevada
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	6.71%
Pennsylvania
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	6.62%
California
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	6.43%
Tennessee
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	3.20%
Louisiana
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	2.81%
Utah
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	2.50%
Colorado
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	2.43%
Oregon
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	1.32%
New York
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	1.21%
Alabama
Financing Receivable Impaired [Line Items]
Percentage of collateral unpaid principal balance	0.28%